Cash Flow Detail - Financing Activities, Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	€ 967	€ 1,746	€ 561
Proceeds on loans, borrowings and promissory notes	1,707	839	3,085
Cancellation of debentures and bonds, and other debts	(1,910)	(3,541)	(5,847)
Repayments of loans, borrowings and promissory notes	(1,465)	(3,077)	(4,146)
Lease principal payments (Note 20)	(2,114)	(1,996)	(1,782)
Financed spectrum licenses payments	(133)	(549)	(57)
Payments for investments in spectrum use licenses financed without explicit interest (Notes 2 and 21)	(112)	(108)	(108)
Payments to suppliers with extended payment terms	0	(41)	(108)
Financed operating payments and investments in property, plant and equipment and intangible assets payments	(245)	(698)	(273)
Bilateral loans of Telefonica S.A.
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	275	150	200
Repayments of loans, borrowings and promissory notes	0	(117)	0
Syndicated provision of 750 million euros by Telefónica Germany GmbH
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	0	0	750
Syndicated bilateral loan of Telxius Telecom, S.A.
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	100	100	0
Repayments of loans, borrowings and promissory notes	0	(70)	0
Telefónica Brazil
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	0	199	0
Syndicated provision of Bluevia Fibra S.L.U.
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	10	245	0
Debt hedging derivatives
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	20	89	0
Repayments of loans, borrowings and promissory notes	33	(715)	(34)
New Promissory Note Debt
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	504	7	53
Others
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	798	49	2,082
Repayments of loans, borrowings and promissory notes	(1,498)	(2,175)	(3,162)
Syndicated amortization by Telefónica, S.A.
Disclosure of fair value measurement of equity [line items]
Repayments of loans, borrowings and promissory notes	0	0	(750)
Syndicated amortization by Colombia Telecomunicaciones, S.A. ESP BIC
Disclosure of fair value measurement of equity [line items]
Repayments of loans, borrowings and promissory notes	0	0	(200)
Telefonica Emisiones EMTN Bond
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	850	1,100	0
Telefónica Móviles Chile, S.A. Wireless communications services operator
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	114	0	535
Telefónica Brazil
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	0	628	0
Others
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	€ 3	€ 18	€ 26